Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 27.0
Right-of-use assets, ending balance	$ 50.1	$ 27.0
Lease term	4 years 7 months 6 days
Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 28.9	4.5
Additions	29.7	24.2
Termination/derecognition	(1.2)	0.2
Right-of-use assets, ending balance	57.4	28.9
Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(1.9)	(0.6)
Depreciation	(6.4)	(1.3)
Termination/derecognition	1.0
Right-of-use assets, ending balance	(7.3)	(1.9)
Premises
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	26.9
Right-of-use assets, ending balance	49.7	26.9
Premises | Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	28.8	4.4
Additions	29.3	24.2
Termination/derecognition	(1.2)	0.2
Right-of-use assets, ending balance	56.9	28.8
Premises | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(1.9)	(0.6)
Depreciation	(6.3)	(1.3)
Termination/derecognition	1.0
Right-of-use assets, ending balance	(7.2)	(1.9)
Equipment
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	0.1
Right-of-use assets, ending balance	0.4	0.1
Equipment | Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	0.1	0.1
Additions	0.4	0.0
Termination/derecognition	0.0	0.0
Right-of-use assets, ending balance	0.5	0.1
Equipment | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	0.0	0.0
Depreciation	(0.1)	0.0
Termination/derecognition	0.0
Right-of-use assets, ending balance	$ (0.1)	$ 0.0